Segment Disclosures (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Mineral property interests	$ 14,237	$ 14,465
Leasehold improvements and equipment	80	107	$ 107
Canada [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Mineral property interests	10,840	11,202
Leasehold improvements and equipment	80	107
U.S. [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Mineral property interests	3,387	3,263
Leasehold improvements and equipment	0	0
Other [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Mineral property interests	10	$ 0
Leasehold improvements and equipment	$ 0